Taxation - Impact of Tax Reform on Profits Attributable to Shareholders (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense benefits [line items]
Other operating expenses	£ (1,965)	£ (3,405)	£ 7,715
Current tax	(1,619)	(1,418)	(2,572)
Deferred tax	263	541	418
Profit after taxation for the year	2,169	1,062	8,372
Profit attributable to non-controlling interests	637	150	(50)
Profit attributable to shareholders	1,532	£ 912	£ 8,422
Swiss tax reform [Member]
Income tax expense benefits [line items]
Deferred tax	483
Profit after taxation for the year	483
Profit attributable to non-controlling interests	176
Profit attributable to shareholders	307
US tax reform [member]
Income tax expense benefits [line items]
Other operating expenses	(666)
Current tax	(273)
Deferred tax	(805)
Profit after taxation for the year	(1,744)
Profit attributable to non-controlling interests	(114)
Profit attributable to shareholders	£ (1,630)